TAXES OTHER THAN INCOME TAX - CONSUMPTION TAX (Details) - ¥ / T	Jan. 13, 2015	Dec. 13, 2014
Gasoline
Disclosure of Petroleum reserves [line items]
Unit price of special oil	2,109.76	1,943.20
Diesel
Disclosure of Petroleum reserves [line items]
Unit price of special oil	1,411.20	1,293.60
Naphtha
Disclosure of Petroleum reserves [line items]
Unit price of special oil	2,105.20	1,939.00
Solvent oil
Disclosure of Petroleum reserves [line items]
Unit price of special oil	1,948.64	1,794.80
Lubricant oil
Disclosure of Petroleum reserves [line items]
Unit price of special oil	1,711.52	1,576.40
Fuel oil
Disclosure of Petroleum reserves [line items]
Unit price of special oil	1,218.00	1,116.50
Jet fuel oil
Disclosure of Petroleum reserves [line items]
Unit price of special oil	1,495.20	1,370.60